Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 96		£ 114
Customer contributions	372		844
Other payables	340		359
Other non-current liabilities	£ 808	£ 750	£ 1,317